SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS - Founder Amount Valuation Assumptions (Details) - Founder Advisory Agreement - $ / shares	Dec. 31, 2021	Nov. 09, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.52%	1.47%
Expected volatility	37.50%	35.00%
Expected life (years)	10 years	10 years 1 month 24 days
10-day volume weighted average stock price (in usd per share)	$ 13.63	$ 12.00